WARRANT LIABILITIES (Details)							12 Months Ended
	Jan. 07, 2021 USD ($) shares	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 03, 2020 CNY (¥) shares	Nov. 03, 2020 USD ($)	Jul. 15, 2020 CNY (¥) shares	Mar. 25, 2020 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 03, 2020 USD ($) shares	Jul. 15, 2020 USD ($) shares	Mar. 15, 2020 shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 25, 2019 CNY (¥) shares	Sep. 25, 2019 USD ($) $ / shares shares	Sep. 23, 2016 $ / shares shares	Feb. 29, 2016	Feb. 26, 2016 CNY (¥)
Class of Warrant or Right [Line Items]
Share issued (in shares) | shares					3,501,087	3,706,745
Series E warrants reclassified to mezzanine equity | ¥							¥ (122,642,269)
Two loans from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Term of debt														16 years 6 months	16 years 6 months
Loan amount to borrow														¥ 106,100,000	$ 15,000,000
Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Exercise price of warrants issued | $		$ 34,000,000
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted | shares							661,376						661,376			661,376
Exercise price | $ / shares																$ 0.945
Warrants fair value							¥ 3,638,995						$ 547,000
Series E Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted | shares					190,597						190,597	123,677
Warrants fair value							13,952,400						$ 2,000,000
Series E warrants reclassified to mezzanine equity | ¥							¥ (122,642,269)
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted | shares			6,426,844		190,597	123,677	6,112,570			6,426,844	190,597		6,112,570	6,112,570	6,112,570
Exercise price | $ / shares															$ 2.45
Warrants fair value			¥ 16,549,825		¥ 515,611		¥ 14,852,880			$ 2,471,709	$ 73,268		$ 2,100,000	¥ 14,800,000	$ 2,100,000
Aggregate amount | $				$ 15,000,000
Series E warrants reclassified to mezzanine equity | ¥			¥ 122,642,269
Series F Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted | shares								11,799,685	11,799,685
Exercise price | $ / shares		$ 2.8814
Warrants fair value								¥ 31,816,800	$ 4,800,000
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001							$ 0.0001				$ 0.0001
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Number of shares the warrants may be converted | shares	11,799,685	11,799,685
Exercise price | $ / shares		$ 2.8814
Warrants fair value								202,271,900	$ 31,000,000
Exercise price of warrants issued | $	$ 34,000,000
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001
Ronglian Yitong | Two loans from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Loan amount to borrow | ¥														¥ 106,092,000
Ronglian Yitong | Loan One from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Loan amount to borrow | $															9,000,000.0
Ronglian Yitong | Loan Two from two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Loan amount to borrow | $															$ 6,000,000.0
Ronglian Yitong | China Equities HK Limited
Class of Warrant or Right [Line Items]
Warrants fair value							¥ 5,678,627	¥ 19,470,302	$ 2,984,000				$ 814,000
Ronglian Yitong | Two-year credit facility
Class of Warrant or Right [Line Items]
Term of debt																	2 years
Borrowing capacity | ¥																		¥ 40,000,000